Subsequent Events	12 Months Ended
May 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

In accordance with ASC 855-10, Subsequent Events¸ the Company analyzed its operations subsequent to May 31, 2017, through the date the financial statements were available to be issued, and has determined that there are no material subsequent events to disclose in these financial statements other than the following.

On June 2, 2017, the Company issued a Convertible Promissory Note in favor of GS Capital Partners, LLC. The principal amount of the loan is $132,000 with an original issue discount of $15,000 and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on June 2, 2018. GS Capital Partners, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate will be at a discount of 36% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 120% interest and 91 days through 180 for a cash payment of the principal plus 130% interest. The Company cannot prepay any amount outstanding after 180 days.

On July 18, 2017, the Company issued a Collateralized Secured Promissory Note in favor of GS Capital Partners, LLC. The principal amount of the loan is $105,000 with an original issue discount of $5,000 and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on March 18, 2018. The Company may pay off the loan and accrued interest at any time.

On August 3, 2017, the Company issued a Convertible Promissory Note in favor of JSJ Investments Inc. (“JSJ”). The principal amount of the loan is $60,000 with an original issue discount and fees of $5,000 and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on May 3, 2018. JSJ has the option to convert the Note plus accrued interest into common shares of the Company at any time. The conversion rate will be at a discount of 40% applied to the five lowest trading prices for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 135% interest and 91 days through 180 for a cash payment of the principal plus 140% interest. The Company cannot prepay any amount outstanding after 180 days.

Subsequent to May 31, 2017, the Company paid $119,000 for its Property Lease Agreement with Simfox Enterprises and $36,000 towards its construction agreement.

Subsequent to May 31, 2017, the Company paid off its December 28, 2016 note with Crown Bridge Partners in full for $71,500. The payment includes principle of $46,000, accrued interest and prepayment penalty.